Debt Securities Available for Sale - Weighted average yield and contractual maturities of debt securities AFS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amortized cost
Amortized cost - Within 1 year	$ 5,140,920
Amortized cost - After 1 to 5 years	5,235,233
Amortized cost - After 5 to 10 years	2,214,020
Amortized cost - After 10 years	4,951,952
Amortized Cost	17,542,125	$ 13,478,562
Gross unrealized gains
Gross unrealized gains	146,165	30,929
Gross unrealized loss
Gross unrealized losses	39,817	209,307
Fair Value
Fair value - Within 1 year	5,143,596
Fair value - After 1 to 5 years	5,308,166
Fair value - After 5 to 10 years	2,207,351
Fair value - After 10 years	4,989,360
Debt Securities Available for Sale, at Fair Value	$ 17,648,473	$ 13,300,184
Weighted average yield
Weighted Average Yield	2.05%	2.25%
US Treasury Securities
Amortized cost
Amortized cost - Within 1 year	$ 5,071,201	$ 3,565,571
Amortized cost - After 1 to 5 years	5,137,804	4,483,741
Amortized cost - After 5 to 10 years	1,778,568	245,891
Amortized Cost	11,987,573	8,295,203
Gross unrealized gains
Gross unrealized gain - Within 1 year	3,262	108
Gross unrealized gain - After 1 to 5 years	75,597	13,647
Gross unrealized gain - After 5 to 10 years	429	3,770
Gross unrealized gains	79,288	17,525
Gross unrealized loss
Gross unrealized losses - Within 1 year	567	5,319
Gross unrealized losses - After 1 to 5 years	3,435	35,213
Gross unrealized losses - After 5 to 10 years	6,604	0
Gross unrealized losses	10,606	40,532
Fair Value
Fair value - Within 1 year	5,073,896	3,560,360
Fair value - After 1 to 5 years	5,209,966	4,462,175
Fair value - After 5 to 10 years	1,772,393	249,661
Debt Securities Available for Sale, at Fair Value	$ 12,056,255	$ 8,272,196
Weighted average yield
Weighted average yield - Within 1 year	1.58%	2.10%
Weighted average yield - After 1 to 5 years	2.19%	2.25%
Weighted average yield - After 5 to 10 years	1.70%	2.84%
Weighted Average Yield	1.86%	2.21%
Obligations of U.S. Government sponsored entities
Amortized cost
Amortized cost - Within 1 year	$ 62,492	$ 212,951
Amortized cost - After 1 to 5 years	60,021	123,857
Amortized Cost	122,513	336,808
Gross unrealized gains
Gross unrealized gain - Within 1 year	2	0
Gross unrealized gain - After 1 to 5 years	0	1
Gross unrealized gains	2	1
Gross unrealized loss
Gross unrealized losses - Within 1 year	21	1,406
Gross unrealized losses - After 1 to 5 years	90	2,094
Gross unrealized losses	111	3,500
Fair Value
Fair value - Within 1 year	62,473	211,545
Fair value - After 1 to 5 years	59,931	121,764
Debt Securities Available for Sale, at Fair Value	$ 122,404	$ 333,309
Weighted average yield
Weighted average yield - Within 1 year	1.45%	1.44%
Weighted average yield - After 1 to 5 years	1.48%	1.51%
Weighted Average Yield	1.47%	1.47%
Obligations of Puerto Rico, States and political subdivisions
Amortized cost
Amortized cost - Within 1 year	$ 6,975
Amortized cost - After 1 to 5 years		$ 6,926
Amortized Cost	6,975	6,926
Gross unrealized gains
Gross unrealized gain - Within 1 year	0
Gross unrealized gain - After 1 to 5 years		0
Gross unrealized gains	0	0
Gross unrealized loss
Gross unrealized losses - Within 1 year	0
Gross unrealized losses - After 1 to 5 years		184
Gross unrealized losses	0	184
Fair Value
Fair value - Within 1 year	6,975
Fair value - After 1 to 5 years		6,742
Debt Securities Available for Sale, at Fair Value	$ 6,975	$ 6,742
Weighted average yield
Weighted average yield - Within 1 year	0.00%
Weighted average yield - After 1 to 5 years		0.70%
Weighted Average Yield	0.00%	0.70%
Collateralized Mortgage Obligations - Federal agencies
Amortized cost
Amortized cost - Within 1 year	$ 236
Amortized cost - After 1 to 5 years	350	$ 749
Amortized cost - After 5 to 10 years	85,079	115,744
Amortized cost - After 10 years	504,391	638,995
Amortized Cost	590,056	755,488
Gross unrealized gains
Gross unrealized gain - Within 1 year	0
Gross unrealized gain - After 1 to 5 years	1	0
Gross unrealized gain - After 5 to 10 years	31	1
Gross unrealized gain - After 10 years	3,640	1,584
Gross unrealized gains	3,672	1,585
Gross unrealized loss
Gross unrealized losses - Within 1 year	0
Gross unrealized losses - After 1 to 5 years	0	7
Gross unrealized losses - After 5 to 10 years	1,180	4,715
Gross unrealized losses - After 10 years	6,373	23,680
Gross unrealized losses	7,553	28,402
Fair Value
Fair value - Within 1 year	236
Fair value - After 1 to 5 years	351	742
Fair value - After 5 to 10 years	83,930	111,030
Fair value - After 10 years	501,658	616,899
Debt Securities Available for Sale, at Fair Value	$ 586,175	$ 728,671
Weighted average yield
Weighted average yield - Within 1 year	1.83%
Weighted average yield - After 1 to 5 years	2.16%	1.92%
Weighted average yield - After 5 to 10 years	1.63%	1.71%
Weighted average yield - After 10 years	2.08%	2.10%
Weighted Average Yield	2.02%	2.04%
Mortgage Backed Securities
Amortized cost
Amortized cost - Within 1 year	$ 16	$ 431
Amortized cost - After 1 to 5 years	36,717	6,762
Amortized cost - After 5 to 10 years	350,373	365,727
Amortized cost - After 10 years	4,447,561	3,710,731
Amortized Cost	4,834,667	4,083,651
Gross unrealized gains
Gross unrealized gain - Within 1 year	0	4
Gross unrealized gain - After 1 to 5 years	852	43
Gross unrealized gain - After 5 to 10 years	1,958	1,090
Gross unrealized gain - After 10 years	60,384	10,679
Gross unrealized gains	63,194	11,816
Gross unrealized loss
Gross unrealized losses - Within 1 year	0	0
Gross unrealized losses - After 1 to 5 years	1	1
Gross unrealized losses - After 5 to 10 years	1,303	8,499
Gross unrealized losses - After 10 years	20,243	128,189
Gross unrealized losses	21,547	136,689
Fair Value
Fair value - Within 1 year	16	435
Fair value - After 1 to 5 years	37,568	6,804
Fair value - After 5 to 10 years	351,028	358,318
Fair value - After 10 years	4,487,702	3,593,221
Debt Securities Available for Sale, at Fair Value	$ 4,876,314	$ 3,958,778
Weighted average yield
Weighted average yield - Within 1 year	2.13%	4.30%
Weighted average yield - After 1 to 5 years	3.38%	2.74%
Weighted average yield - After 5 to 10 years	2.02%	2.19%
Weighted average yield - After 10 years	2.60%	2.45%
Weighted Average Yield	2.57%	2.43%
Other
Amortized cost
Amortized cost - After 1 to 5 years	$ 341
Amortized cost - After 5 to 10 years		$ 486
Amortized Cost	341	486
Gross unrealized gains
Gross unrealized gain - After 1 to 5 years	9
Gross unrealized gain - After 5 to 10 years		2
Gross unrealized gains	9	2
Gross unrealized loss
Gross unrealized losses - After 1 to 5 years	0
Gross unrealized losses - After 5 to 10 years		0
Gross unrealized losses	0	0
Fair Value
Fair value - After 1 to 5 years	350
Fair value - After 5 to 10 years		488
Debt Securities Available for Sale, at Fair Value	$ 350	$ 488
Weighted average yield
Weighted average yield - After 1 to 5 years	3.62%
Weighted average yield - After 5 to 10 years		3.62%
Weighted Average Yield	3.62%	3.62%